Putnam
New Jersey
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "We're at historical highs in terms of muni yields relative to Treasuries. They represent an unprecedented bargain and opportunity."

               -- Money, December 1998

* "We have put a high priority on ensuring that your fund's income stream remains competitive with other, more volatile funds with longer maturities, but it is also our goal to minimize fluctuations in the value of the portfolio."

               -- Leslie J. Burke, manager
                  Putnam New Jersey Tax Exempt Income Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

17 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher. Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made New Jersey tax-exempt bonds unusually attractive for the state's tax-conscious investors.

During the first half of Putnam New Jersey Tax Exempt Income Fund's fiscal 1999, Fund Manager Leslie Burke focused closely on portfolio structure, adjusting duration and credit quality in search of the highest current income consistent with the fund's secondary emphasis on preservation of capital.

In the following report from Leslie, you will find a detailed discussion of this strategy and other aspects of the fund's performance during the six months ended November 30, 1998. She also offers her views on prospects for the remainder of fiscal 1999.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Manager
Leslie J. Burke

Putnam New Jersey Tax Exempt Income Fund's performance for the six months ended November 30, 1998, reflected price and yield fluctuations at work nationwide. After a turbulent autumn, the municipal bond market calmed down and even outperformed the Treasury market slightly. Yields on long-term municipal bonds declined this fall and are now almost the same as the 30-year Treasury bond yield, which is extremely rare. Normally when interest rates fall, a flurry of new borrowings boosts supply. However, rates have been low for some time and most issuers have already funded their projects, so the supply of new issues has slowed in most states.

Against this backdrop, your fund's diversification and structure helped it to remain in good standing. For the first six months of its fiscal year, class A shares generated a total return of 2.74% at net asset value (-2.10% at public offering price). Performance for class B and class M shares and results for other periods can be found beginning on page 9.

* IN LOWER-RATE ENVIRONMENT, INCOME IS MAJOR FOCUS

Although the economy as a whole is stronger as a result of the downtrend in interest rates, it has become increasingly difficult for fixed-income investors to sustain attractive levels of income. We have put a high priority on ensuring that your fund's income stream remains competitive with other, more volatile funds with longer maturities, but it is also our goal to minimize fluctuations in the value of the portfolio. Long-term bonds pay a higher coupon than shorter ones, but they are more volatile in price. Consequently, we have maintained Putnam New Jersey Tax Exempt Income Fund's maturity on the long side of intermediate (10 to 20 years) -- a moderately conservative position. To boost income, we have relied on our extensive credit research department to identify undervalued issues with higher return potential.

Credit analysts are often viewed as number crunchers. But Putnam's credit research team goes further. The team members look carefully at each issue and the overall industry in which the issuer operates -- transportation, health care, pollution control, and so on -- often meeting with project managers and potential end users. After their financial analysis is complete, the credit analysts may work with underwriters to structure a deal, negotiating bondholder covenants such as call features, the coupon payment, and the security of the payment.

For example, Columbus Hospital is going through a difficult period, but after carefully studying this project, our analysts concluded that the problems are likely to be temporary. Meanwhile, with a 7.5% coupon, the bonds issued to fund this project offer exceptional value in the tax-exempt market. Other, similar deals that required hard work for our analysts but appear to offer substantial potential include bonds issued by Continental Airlines, Franciscan Oaks, and Fellowship Village. These projects offered the portfolio an opportunity for tax-free income.

* INVESTING OUTSIDE NEW JERSEY OFFERS REWARDS

From time to time, tax-conscious New Jersey investors ask us why their fund's portfolio includes New York and Puerto Rican bonds. The answer is simply that these investments combine tax-free income with broader diversification and superior total returns. If you study the portfolio section, beginning on page 13 of this report, you will notice that the New York bonds in your fund's portfolio are all Port Authority issues, representing the port of New York and New Jersey, which are exempt from both New York and New Jersey taxes.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation                      20.0%

Health care                         17.7%

Water and sewerage                  13.4%

Education                            8.5%

Housing                              6.0%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.

Puerto Rico debt combines tax-free income with broader diversification and superior total returns. Dividends of all U.S. territory and commonwealth securities bonds -- including Puerto Rico, Guam, and the U.S. Virgin Islands -- pass tax free to U.S. investors, attracting tax-sensitive investors all over the country. These bonds are also among the highest yielding of all municipal securities to compensate investors for their sensitivity to changes in the U.S. economy. The island economies are dominated by tourism and oil, which would both be vulnerable to any slowdown in the United States.

We have used bond insurance, however, to nullify credit risk because our interest in Puerto Rican bonds is based on opportunity as much as yield. If you look at the portfolio listings, you will notice that some of the issues have the initials MBIA, FGIC, or AMBAC after them. This represents the insurance carried on these securities.

Between September 1997 and this past April, Puerto Rico issued a large amount of debt to fund new projects, resulting in an abundance of supply. We were active buyers. Over the summer, the supply of new issues diminished, while demand remained strong. At that point, we began paring down the fund's holdings in these securities, selling them at a profit. We could not have foreseen the hurricane that hit the islands this summer, but fortunately we had a security net in the insurance protecting the fund from any drop in credit quality. Since the insurance feature stays with the bond even when it is sold, we were able to continue to profit on the sale of Puerto Rican bonds.

* PORTFOLIO STRUCTURE IS CRUCIAL IN UNCERTAIN INTEREST-RATE ENVIRONMENT

The squalls that have been buffeting the economy this year have made projecting the direction of interest rates especially difficult. Since relative price stability is an important part of your fund's investment objective, we remain unwilling to accept the price risk that would be associated with lengthening duration. Consequently, we have balanced the fund between bonds selling at a discount, which offer upside price potential in a rising market, and those trading at a premium, which act as protection if bond prices turn down.


[GRAPHIC OMITTED: pie chart PORTFOLIO QUALITY OVERVIEW]

PORTFOLIO QUALITY OVERVIEW*

B                      4.5%

Aaa/AAA               52.3%

Aa/AA                 13.5%

A                      7.9%

Baa/BBB                8.3%

Ba/BB                 13.5%

Footnote reads:
*As a percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's and Standard & Poor's descriptions; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

To illustrate how this works, consider that a bond selling at 99 7/8 is about to reach 100, its face amount on the date it is set to expire (also called its par value). If the market rises, a bond trading near par will not rise as much as one trading at a discount -- at $92, $93, or $94, for example. If the market trends down, bonds trading at or near par offer substantially less downside protection than those trading at a premium -- $104, $105, or $106, for example. By balancing the portfolio with discount and premium bonds, our goal is to allow the fund to make the most of upturns and minimize the impact of downturns.

* EVEN SLOW MARKET OFFERS OPPORTUNITIES FOR MUNICIPAL BOND INVESTORS

Typically at this time of year, the municipal markets slow down for the holiday season. However, your fund is fully invested and has coupon payments due in December and January. The fund was able to take advantage of an increase in supply late in the calendar year, ahead of reinvestment demand.

Looking ahead over the balance of the fund's fiscal year, we anticipate a slow economy but a strong one, supported by the Federal Reserve Board and consumers' willingness to spend. As of period's end, the Fed had cut interest rates three times, sending a positive message to the world and to Wall Street. Many problems still loom, especially in the international markets, but the U.S. economy seems steady.

While we continue to believe it is in shareholders' best interest to minimize the fund's sensitivity to changing interest rates, your fund's industrial development bonds, high-coupon health care, and local general obligations bonds should prove advantageous in a climate of slow, steady economic growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Jersey Tax Exempt Income Fund is designed for investors seeking high current income free from federal and state income taxes, consistent with capital preservation.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                               Class A            Class B          Class M
(inception date)              (2/20/90)          (1/4/93)          (5/1/95)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    2.74%   -2.10%    2.51%   -2.49%    2.58%   -0.72%
------------------------------------------------------------------------------
1 year                      6.14     1.10     5.56     0.56     5.93     2.49
------------------------------------------------------------------------------
5 years                    30.97    24.75    26.81    24.82    29.26    25.03
Annual average              5.54     4.52     4.87     4.53     5.27     4.57
------------------------------------------------------------------------------
Life of fund               88.75    79.86    76.75    76.75    82.99    77.09
Annual average              7.51     6.92     6.71     6.71     7.13     6.73
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                             Lehman Bros.
                                            Municipal Bond        Consumer
                                                Index           Price Index
------------------------------------------------------------------------------
6 months                                        3.84%              0.74%
------------------------------------------------------------------------------
1 year                                          7.77               1.55
------------------------------------------------------------------------------
5 years                                        37.81              12.48
Annual average                                  6.63               2.38
------------------------------------------------------------------------------
Life of fund                                   97.57              28.13
Annual average                                  8.09               2.87
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

                                Class A          Class B         Class M
------------------------------------------------------------------------------
Distributions (number)             6                6                6
------------------------------------------------------------------------------
Income                          $0.222           $0.192           $0.208
------------------------------------------------------------------------------
Capital gains1                      --               --               --
------------------------------------------------------------------------------
 Total                          $0.222           $0.192           $0.208
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
5/31/98                     $9.32    $9.78    $9.31    $9.33    $9.64
------------------------------------------------------------------------------
11/30/98                     9.35     9.82     9.35     9.36     9.67
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2       4.68%    4.45%    4.02%    4.38%    4.24%
------------------------------------------------------------------------------
Taxable equivalent3          8.28     7.87     7.11     7.75     7.50
------------------------------------------------------------------------------
Current 30-day SEC yield4    4.08     3.88     3.38     3.73     3.61
------------------------------------------------------------------------------
Taxable equivalent3          7.21     6.86     5.98     6.60     6.38
------------------------------------------------------------------------------

1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 43.45% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                               Class A           Class B           Class M
(inception date)              (2/20/90)          (1/4/93)          (5/1/95)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    2.87%   -1.98%    2.53%   -2.47%    2.71%   -0.60%
------------------------------------------------------------------------------
1 year                      4.90    -0.13     4.22    -0.78     4.59     1.22
------------------------------------------------------------------------------
5 years                    28.84    22.74    24.76    22.79    26.97    22.83
Annual average              5.20     4.18     4.52     4.19     4.89     4.20
------------------------------------------------------------------------------
Life of fund               89.34    80.42    77.01    77.01    83.31    77.40
Annual average              7.47     6.89     6.66     6.66     7.08     6.68
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund [DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund**

Preferred Income Fund

Strategic Income Fund*

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

 + Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




Portfolio of investments owned
November 30, 1998 (Unaudited)

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
COP             -- Certificate of Participation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation

MUNICIPAL BONDS AND NOTES (99.0%) (a)
PRINCIPAL AMOUNT                                                                                RATINGS (RAT)        VALUE


New Jersey (79.1%)
--------------------------------------------------------------------------------------------------------------------------
        $ 1,000,000  Atlantic City, Muni. Utils. Auth. Wtr. Rev. Bonds,
                       7 3/4s, 5/1/17                                                           A-          $    1,080,000
                     Atlantic Cnty. COP
          2,000,000    FGIC, 7.4s, 3/1/10                                                       Aaa              2,540,000
          1,000,000    (Pub. Fac. Lease Agreement), FGIC, 7.4s, 3/1/09                          Aaa              1,257,500
          4,250,000  Camden Cnty., Impt. Auth. Rev. Bonds, 8.4s, 4/1/24
                       (acquired 4/12/94, cost $4,250,000) (RES)                                B/P              4,744,063
          5,850,000  Camden Cnty., Muni. Util. Auth. Rev. Bonds,
                       FGIC, 6s, 7/15/07                                                        Aaa              6,669,000
          6,625,000  Camden Cnty., Muni. Util. Auth. Swr. Rev. Bonds,
                       FGIC, 6s, 7/15/08                                                        Aaa              7,519,375
          3,000,000  Jersey City, G.O. Bonds, Ser. A, AMBAC, 6s, 10/1/10                        Aaa              3,461,250
          1,700,000  Jersey City, Swr. Auth. Rev. Bonds, AMBAC,
                       6 1/4s, 1/1/14                                                           Aaa              2,003,875
          1,200,000  Middle Township, School Dist. Rev. Bonds, FGIC,
                       7s, 7/15/06                                                              Aaa              1,428,000
          2,000,000  Middlesex Cnty., Poll. Control Auth. Rev. Bonds,
                       6 7/8s, 12/1/22                                                          BBB-/P           2,155,000
          3,000,000  Middlesex Cnty., Utils. Auth. Swr. IFB, Ser. A, MBIA,
                       6 1/4s, 8/15/10                                                          Aaa              3,551,250
          2,105,000  NJ Econ. Dev. Auth. Elec. Energy Fac. Rev. Bonds
                       (Vineland Cogeneration L.P.), 7 7/8s, 6/1/19                             BB+              2,310,200
          8,000,000  NJ Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
                       (Ocean Nursing Pavilion), Ser. A, 7 3/8s, 12/1/25                        BB/P             8,750,000
                     NJ Econ. Dev. Auth. Rev. Bonds
          5,000,000    (Tevco Inc.), 8 1/8s, 10/1/09                                            BBB+/P           5,290,600
          7,000,000    (1st Mtge.-Cranes Mill), Ser. A, 7 1/2s, 2/1/27                          BB-/P            7,980,000
          2,000,000    (Hartz Mountain Industries, Inc.), 7s, 2/1/14                            A+               2,182,500
          2,725,000    (Lakewood School), Ser. R, 6.9s, 12/1/11                                 Aa3              2,936,188
          1,500,000    (NJ Performing Arts Ctr.), 6 3/4s, 6/15/12                               Aaa              1,642,500
          1,895,000    (Urban Holding Co.), 6 1/2s, 6/1/15                                      A                2,093,975
          1,550,000    (Burlington Coat Factory), 6 1/8s, 9/1/10                                Aa3              1,701,125
          4,000,000    (Franciscan Oaks), 5 3/4s, 10/1/23                                       BB/P             3,970,000
          2,000,000    (Continental Airlines, Inc.), 5 1/2s, 4/1/28                             Ba2              1,977,500
          3,000,000    (Fellowship Village, Inc.), Ser. A, 5 1/2s, 1/1/25                       BBB-             2,955,000
                     NJ Econ. Dev. Auth. Rev. Bonds
          1,500,000    (NJ Performing Arts Ctr.), Ser. C, AMBAC,
                       5 1/2s, 6/15/13                                                          Aaa              1,612,500
          2,000,000    (EDL Testing Svc.), Ser. A, 4 3/4s, 5/15/25                              Aaa              1,947,500
          2,925,000  NJ Econ. Dev. Auth. Waste Paper Recycling
                       Rev. Bonds (Marcal Paper Mills Inc.),
                       8 1/2s, 2/1/10                                                           BB/P             3,462,469
          9,750,000  NJ Econ. Dev. Auth. Wtr. Facs. Rev. Bonds
                       (American Wtr. Co., Inc.), FGIC, 6 1/2s, 4/1/22 (SEG)                    Aaa             10,603,125
                     NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
          7,250,000    (St. Elizabeth Hosp.), Ser. B, 8 1/4s, 7/1/20                            Aaa              7,920,625
          8,500,000    (Kimball Med. Ctr.), Ser. C, 8s, 7/1/13                                  Baa3             9,254,375
          1,000,000    (East Orange Gen. Hosp.), Ser. B, 7 3/4s, 7/1/20                         BBB+             1,058,750
          5,395,000    (Columbus Hosp.), Ser. A, 7 1/2s, 7/1/21                                 Ba2              5,631,031
            500,000    (Columbus Hosp.), Ser. A, 7 1/2s, 7/1/08                                 Ba2                523,125
          9,000,000    (Raritan Bay Med. Ctr.), 7 1/4s, 7/1/27                                  B-/P             9,540,000
          3,300,000    (Christ Hosp. Group), 7s, 7/1/06                                         AAA              3,914,625
          5,000,000    (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19                      Aaa              6,056,250
          2,000,000    (AHS Hosp. Corp.), Ser. A, 6s, 7/1/07                                    Aaa              2,270,000
          1,355,000    (Cathedral Hlth. Svcs.), FHA Insd., MBIA,
                       5 1/2s, 8/1/11                                                           Aaa              1,492,194
          4,065,000  NJ State G.O. Bonds, FGIC, 6s, 2/15/11                                     Aaa              4,684,913
          3,000,000  NJ State Edl. Fac. Auth. Rev. Bonds (Princeton U.),
                       Ser. C, 6 3/8s, 7/1/22                                                   Aaa              3,318,750
            765,000  NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
                       (Home Buyer), Ser. D, MBIA, 7.7s, 10/1/29                                AAA                789,885
          3,000,000  NJ State Hsg. & Mtge. Fin. Agcy. Rev. IFB, Ser. I,
                       8.103s, 11/1/07 (acquired various dates from
                       2/11/93 to 6/14/93, cost $3,134,370) (RES)                               A+/P             3,382,500
                     NJ State Hwy. Auth. Gen. Rev. Bonds
                       (Garden State Pkwy.)
          1,500,000    6.2s, 1/1/10                                                             AA-              1,726,875
          2,370,000    6s, 1/1/19                                                               Aaa              2,719,575
          1,800,000  NJ State Tpk. Auth. IFB, MBIA, 9.031s, 1/1/16
                       (acquired 03/27/92, cost $1,817,856) (RES)                               Aaa              2,542,500
                     NJ State Tpk. Auth. Rev. Bonds, Ser. C
          6,000,000    MBIA, 6 1/2s, 1/1/16                                                     Aaa              7,260,000
          5,000,000    AMBAC, 6 1/2s, 1/1/08                                                    Aaa              5,875,000
          3,000,000  NJ State Trans. Trust Fund Auth. Rev. Bonds
                       (Trans. Syst.), Ser. A, MBIA, 6s, 12/15/06                               Aaa              3,405,000
          8,500,000  NJ Trans. Fund Auth. IFB (PA 345A), 9.597s,
                       6/15/11 (acquired 4/3/98, cost $11,581,250) (RES)                        AAA/P           11,857,500
                     NJ Wastewtr. Treatment Rev. Bonds
                       (Wastewtr. Treatment Trust)
          6,670,000    Ser. C, 7s, 6/15/10                                                      Aa2              8,262,463
          2,955,000    Ser. B, 7s, 5/15/09                                                      Aa2              3,605,100
          7,000,000  NJ Wastewtr. Treatment Trust Rev. Bonds,
                       Ser. A, 9/1/07                                                           Aaa              4,908,750
          1,800,000  Passaic Valley, Cmnty. Wtr. Supply Rev. Bonds,
                       Ser. A., FGIC, 6.4s, 12/15/22                                            Aaa              2,011,500
          7,500,000  Rutgers State U. Rev. Bonds, Ser. A, 6.4s, 5/1/13                          AA               8,812,500
          7,665,000  Salem Cnty., Indl. Poll. Ctrl. Fin. Auth. IFB, 8.1s, 8/1/30
                       (acquired 4/23/98, cost $9,149,864) (RES)                                Aaa              9,456,694
                     South River, School Dist. G.O. Bonds
          1,300,000    FGIC, 5s, 12/1/12                                                        Aaa              1,369,875
          1,250,000    FGIC, 5s, 12/1/11                                                        Aaa              1,321,875
          1,250,000    FGIC, 5s, 12/1/10                                                        Aaa              1,328,125
          1,000,000  Stony Brook, Regional Swr. Rev. Bonds, Ser. B,
                       5.45s, 12/1/12                                                           Aa               1,086,250
          8,695,000  U. of Medicine & Dentistry Rev. Bond, Ser. E, MBIA,
                       6 1/2s, 12/1/12                                                          Aaa             10,499,213
          3,400,000  Union Cnty., Indl. Poll. Ctrl. Fin. Auth. Rev. Bonds
                       (American Cynamid Co.), 5.8s, 9/1/09                                     A3               3,731,500
          3,200,000  Union Cnty., Utilils. Auth. Rev. Bonds
                       (Ogden Martin Sys.), Ser. A, 5s, 6/1/23                                  AAA              3,176,000
                                                                                                            --------------
                                                                                                               252,617,813

New York (9.3%)
--------------------------------------------------------------------------------------------------------------------------
                     NY & NJ Port Auth. Rev. Bonds
          3,000,000    (Delta Airlines, Inc.), Ser. 1R, 6.95s, 6/1/08                           Baa3             3,273,750
          5,000,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             5,593,750
          2,075,000    6 3/4s, 10/1/11                                                          BB/P             2,329,188
                     Port Auth. NY & NJ Cons. IFB
          2,100,000    8.716s, 11/15/15 (acquired 02/09/94,
                       cost $2,107,875) (RES)                                                   A+/P             2,236,500
          1,500,000    5.2s, 11/15/15                                                           A+/P             1,522,500
          5,000,000  Port Auth. NY & NJ Cons. Rev. IFB, 9.513s, 8/1/26
                       (acquired various dates from 8/29/91 to 1/21/92,
                       cost $5,164,940) (RES)                                                   AA-              5,737,500
          7,500,000  Port Auth. NY & NJ Cons. Rev. Bonds, Ser. 93rd,
                       6 1/8s, 6/1/94                                                           AA-              8,850,000
                                                                                                            --------------
                                                                                                                29,543,188

Puerto Rico (10.6%)
--------------------------------------------------------------------------------------------------------------------------
                     Cmnwlth. of PR, G.O. Bonds
          3,000,000    MBIA, 6 1/4s, 7/1/08                                                     Aaa              3,502,500
          2,000,000    5s, 7/1/27                                                               A                1,972,500
          4,000,000  Cmnwlth. of PR, Pub. Impt. G.O. Bonds, 6.8s, 7/1/21                        AAA              4,470,000
          5,665,000  Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
                       6 1/4s, 7/1/12                                                           A                6,620,969
          3,830,000  Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds,
                       Ser. GG, FSA, 4 3/4s, 7/1/21                                             AAA              3,762,975
          1,500,000  Cmnwlth. of PR, Hwy. Auth. Rev. Bonds, Ser. Q,
                       7 3/4s, 7/1/16                                                           AAA              1,629,375
          1,000,000  Cmnwlth. of PR, Hwy. Trans. Auth. Rev. Bonds,
                       Ser. W, MBIA, 5 1/2s, 7/1/15                                             Aaa              1,098,750
                     PR Elec. Pwr. Auth. Rev. Bonds
          2,000,000    10.15s, 7/1/07 (acquired 10/30/97,
                       cost $2,765,000) (RES)                                                   AAA/P            2,870,000
          1,375,000    Ser. S, MBIA, 6 1/8s, 7/1/08                                             Aaa              1,593,281
          2,000,000  PR Indl. Med. & Env. Poll. Control Fac. Fin. Auth.
                       Rev. Bonds (Special Facilities-American Airlines),
                       Ser. A, 6.45s, 12/1/25                                                   Baa1             2,192,500
          3,750,000  PR Pub. Bldg. Auth. Rev. Bonds, Ser. K, 6 7/8s, 7/1/21                     Aaa              4,200,000
                                                                                                            --------------
                                                                                                                33,912,850
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $293,323,156) (b)                                              $  316,073,851
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $319,311,015.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $293,323,156, resulting in gross unrealized appreciation and depreciation of $22,975,399 and $224,704, respectively, or net unrealized appreciation of $22,750,695.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $42,827,257 or 13.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates are the current interest rates at November 30, 1998.

      The fund had the following industry group concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

           Transportation           20.0%
           Health care              17.7
           Water and sewer          13.4

      The fund had the following insurance concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

           FGIC                     12.8%
           MBIA                     11.2



-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998 (Unaudited)
                                                                    Unrealized
                                     Aggregate Face    Expiration Appreciation/
                         Total Value         Value          Date (Depreciation)
-------------------------------------------------------------------------------
Municipal Bond Index
(Short)                 $ 4,552,875   $ 4,558,411         Dec-98     $  5,536
Municipal Bond Index
(Short)                   1,260,938     1,258,691         Mar-99       (2,247)
U.S. Treasury Bond
(Short)                  11,556,094    11,280,811         Dec-98     (275,283)
U.S. Treasury Bond 20 yr.
(Short)                   2,203,094     2,199,832         Mar-99       (3,262)
-------------------------------------------------------------------------------
                                                                    $(275,256)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $293,323,156) (Note 1)        $316,073,851
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        6,582,617
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  192,039
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          125,000
-----------------------------------------------------------------------------------------------
Total assets                                                                        322,973,507

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            165,947
-----------------------------------------------------------------------------------------------
Payable to subcustodian                                                               2,246,432
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   317,352
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              225,917
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            476,295
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               48,366
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                            9,668
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,045
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  143,502
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   27,968
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     3,662,492
-----------------------------------------------------------------------------------------------
Net assets                                                                         $319,311,015

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $305,343,614
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (76,356)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (8,431,682)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           22,475,439
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $319,311,015

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($217,684,848 divided by 23,269,899 shares)                                               $9.35
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.35)*                                    $9.82
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($100,721,958 divided by 10,776,273 shares)**                                             $9.35
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($904,209 divided by 96,641shares)                                                        $9.36
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.36)***                                  $9.67
-----------------------------------------------------------------------------------------------
   * On single retail sales of less than $25,000.  On sales of $25,000 or more and on group sales the offering price is reduced.

  ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 *** On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)

Tax exempt interest income:                                                         $ 9,067,508
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        951,506
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          206,395
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,986
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,118
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   218,130
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   417,661
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     1,896
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   7,440
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 13,911
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,589
-----------------------------------------------------------------------------------------------
Postage                                                                                  21,245
-----------------------------------------------------------------------------------------------
Other                                                                                    17,173
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,865,125
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,144)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,863,981
-----------------------------------------------------------------------------------------------
Net investment income                                                                 7,203,527
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         98,905
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (1,843,263)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                                   2,888,837
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,144,479
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $8,348,006
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  7,203,527    $ 14,650,378
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                     (1,744,358)       (167,449)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            2,888,837      10,720,753
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  8,348,006      25,203,682
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,181,579)    (10,966,516)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,012,777)     (3,781,411)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (16,851)        (28,287)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                          3,878,851      (7,272,377)
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          5,015,650       3,155,091

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 314,295,365     311,140,274
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $76,356 and
$68,676, respectively)                                                             $319,311,015    $314,295,365
---------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months                                                              Eleven
                                   ended                                                              months             Year
Per-share                    November 30                                                               ended            ended
operating performance         (Unaudited)                      Year ended May 31                      May 31          June 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995++           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.32            $9.02            $8.76            $8.98            $8.75            $9.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22(c)           .45              .47              .48              .46              .51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .03              .30              .26             (.22)             .23             (.58)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .25              .75              .73              .26              .69             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.45)            (.47)            (.48)            (.46)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                   --               --               --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.45)            (.47)            (.48)            (.46)            (.64)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.35            $9.32            $9.02            $8.76            $8.98            $8.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.74*            8.48             8.57             2.92             8.25*           (0.94)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $217,685         $218,312         $228,361         $227,940         $242,569         $246,336
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*             .96              .96              .96              .87*             .95
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.38*            4.84             5.28             5.36             5.36*            5.43
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              3.19*           29.03            27.14            52.82            51.86*           51.74
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months                                                              Eleven
                                   ended                                                              months             Year
Per-share                    November 30                                                               ended            ended
operating performance         (Unaudited)                       Year ended May 31                     May 31          June 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995++           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.31            $9.01            $8.75            $8.97            $8.75            $9.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .19              .39              .41              .42              .41              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .04              .30              .27             (.22)             .22             (.58)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .23              .69              .68              .20              .63             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)            (.39)            (.42)            (.42)            (.41)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                   --               --               --               --               --             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.19)            (.39)            (.42)            (.42)            (.41)            (.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.35            $9.31            $9.01            $8.75            $8.97            $8.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           2.51*            7.78             7.87             2.25             7.51*           (1.59)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $100,722          $95,315          $82,407          $72,083          $58,591          $44,916
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .82*            1.61             1.61             1.61             1.46*            1.59
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.05*            4.18             4.63             4.69             4.72*            4.77
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              3.19*           29.03            27.14            52.82            51.86*           51.74
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                     November 30                                                         May 1, 1995+
operating performance                          (Unaudited)                     Year ended May 31                    to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995++
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.33            $9.02            $8.76            $8.98            $8.74
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .21              .42              .45(c)           .45              .04
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .03              .31              .26             (.21)             .28
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .24              .73              .71              .24              .32
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.42)            (.45)            (.46)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.42)            (.45)            (.46)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.36            $9.33            $9.02            $8.76            $8.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            2.58*            8.28             8.25             2.65             3.21*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $904             $668             $372             $355               $1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .64*            1.26             1.26             1.24              .09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.23*            4.48             4.95             4.92              .42*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               3.19*           29.03            27.14            52.82            51.86*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam New Jersey Tax Exempt Income (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of longer-term New Jersey tax exempt securities.

The fund offers class A, class B, and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1998, the fund had a capital loss carryover of approximately $3,768,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

    Loss Carryover        Expiration
   ---------------     ----------------
      $  284,000         May 31, 2003
      $3,484,000         May 31, 2004
F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of unrealized gains and losses on certain futures contracts, market discount, and current year straddles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1998, fund expenses were reduced by $1,144 under expense offset arrangements with PFTC.

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $400 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $19,470 and $1,866 from the sale of class A and class M shares, respectively and $70,828 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $171 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $14,407,183 and $9,982,775, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        November 30, 1998
-------------------------------------------------------------------------
Class A                                         Shares             Amount
-------------------------------------------------------------------------
Shares sold                                  1,159,345       $ 10,824,879
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  317,148          2,963,431
-------------------------------------------------------------------------
                                             1,476,493         13,788,310

Shares
repurchased                                 (1,629,035)       (15,213,734)
-------------------------------------------------------------------------
Net decrease                                  (152,542)      $ (1,425,424)
-------------------------------------------------------------------------

                                                     Year ended
                                                    May 31, 1998
-------------------------------------------------------------------------
Class A                                         Shares             Amount
-------------------------------------------------------------------------
Shares sold                                  3,181,106       $ 29,288,985
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  661,801          6,125,121
-------------------------------------------------------------------------
                                             3,842,907         35,414,106

Shares
repurchased                                 (5,748,224)       (53,010,798)
-------------------------------------------------------------------------
Net decrease                                (1,905,317)      $(17,596,692)
-------------------------------------------------------------------------
                                                        Six months ended
                                                        November 30, 1998
-------------------------------------------------------------------------
Class B                                         Shares             Amount
-------------------------------------------------------------------------
Shares sold                                  1,124,396        $10,496,104
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  132,418          1,235,993
-------------------------------------------------------------------------
                                             1,256,814         11,732,097

Shares
repurchased                                   (713,979)        (6,660,066)
-------------------------------------------------------------------------
Net increase                                   542,835        $ 5,072,031
-------------------------------------------------------------------------

                                                     Year ended
                                                    May 31, 1998
-------------------------------------------------------------------------
Class B                                         Shares             Amount
-------------------------------------------------------------------------
Shares sold                                  2,345,444       $21,689,342
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  244,904          2,265,279
-------------------------------------------------------------------------
                                             2,590,348         23,954,621

Shares
repurchased                                 (1,504,576)       (13,907,312)
-------------------------------------------------------------------------
Net increase                                 1,085,772        $10,047,309
-------------------------------------------------------------------------

                                                        Six months ended
                                                        November 30, 1998
-------------------------------------------------------------------------
Class M                                         Shares             Amount
-------------------------------------------------------------------------
Shares sold                                     35,500          $ 331,187
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,096             10,242
-------------------------------------------------------------------------
                                                36,596            341,429

Shares
repurchased                                    (11,615)          (109,185)
-------------------------------------------------------------------------
Net increase                                    24,981          $ 232,244
-------------------------------------------------------------------------

                                                     Year ended
                                                    May 31, 1998
-------------------------------------------------------------------------
Class M                                         Shares             Amount
-------------------------------------------------------------------------
Shares sold                                     44,476          $ 409,490
-------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,145             19,859
-------------------------------------------------------------------------
                                                46,621            429,349

Shares
repurchased                                    (16,246)          (152,343)
-------------------------------------------------------------------------
Net increase                                    30,375          $ 277,006
-------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jerry J. Jacobs
Vice President

Blake E. Anderson
Vice President

Leslie J. Burke
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New Jersey Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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